Assets and Liabilities Held for Sale - Summary of Fair Value of Financial Assets and Liabilities Measured at Fair Value (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	€ 134,658	€ 154,304
Shares [member]
Disclosure of financial assets [line items]
Financial assets	1,551	1,314
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	200,528	€ 208,066
Fair value [member]
Disclosure of financial assets [line items]
Financial assets	141,858
Financial liabilities	3,592
Fair value [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Financial liabilities	3,518
Fair value [member] | Derivative [member]
Disclosure of financial assets [line items]
Financial liabilities	74
Fair value [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	4,971
Fair value [member] | Financial assets at fair value through profit or loss [member] | Shares [member]
Disclosure of financial assets [line items]
Financial assets	139
Fair value [member] | Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Financial assets	4,775
Fair value [member] | Financial assets at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	57
Fair value [member] | Level I [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	1,837
Fair value [member] | Level I [member] | Financial assets at fair value through profit or loss [member] | Shares [member]
Disclosure of financial assets [line items]
Financial assets	139
Fair value [member] | Level I [member] | Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Financial assets	1,699
Fair value [member] | Level II [member]
Disclosure of financial assets [line items]
Financial liabilities	3,559
Fair value [member] | Level II [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Financial liabilities	3,518
Fair value [member] | Level II [member] | Derivative [member]
Disclosure of financial assets [line items]
Financial liabilities	41
Fair value [member] | Level II [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	3,133
Fair value [member] | Level II [member] | Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Financial assets	3,076
Fair value [member] | Level II [member] | Financial assets at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	57
Fair value [member] | Level III [member]
Disclosure of financial assets [line items]
Financial liabilities	33
Fair value [member] | Level III [member] | Derivative [member]
Disclosure of financial assets [line items]
Financial liabilities	€ 33